Real Estate	12 Months Ended
Dec. 31, 2020
Real Estate [Abstract]
Real Estate

4. REAL ESTATE

Real Estate consisted of the following components:

	December 31, 2020	December 31, 2019

Land Held for Development	$9,532,800	$9,707,800
Construction in Progress	9,042,700	12,879,600
Held for Sale	1,794,800	2,239,300
	$20,370,300	$24,826,700